Other Components of Equity	12 Months Ended
Dec. 31, 2018
Other components of equity [abstract]
Other components of equity
16	Other components of equity

Share-based payments

The share-based payment reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. Refer to Note 29 for further details.

Foreign currency translation reserves

The foreign currency translation reserve represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that of the Company’s presentation currency.

Other reserves

Other reserves represent the effect of dilution of equity interests or acquisition of NCIs in Reebonz Korea in FY2018, derecognition of warrants, change in fair value of convertible loans and promissory notes.

Revaluation reserve

The revaluation reserve represents increases in the fair value of building, net of tax, and decreases to the extent that such decrease relates to an increase on the same asset previously recognized in other comprehensive income.